Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
Note 13	Property, Plant and Equipment

The majority of the company’s tangible assets are the buildings, machinery and equipment used to produce its three nutrients. These assets are depreciated over their estimated useful lives.

Accounting Policies

Property, plant and equipment (which include certain mine development costs, pre-stripping costs and assets under construction) are carried at cost less accumulated depreciation and any recognized impairment loss.

Cost includes all expenditures directly attributable to bringing the asset to the location and installing it in working condition for its intended use, including:

• income or expenses;[1]

• a reduction for investment tax credits to which the company is entitled;

• additions, betterments and renewals; and

• borrowing costs during construction.[2]

Each component of an item of property, plant and equipment with a cost that is significant in relation to the item’s total cost is depreciated separately. When the cost of replacing part of an item of property, plant and equipment is capitalized, the carrying amount of the replaced part is derecognized. The cost of major inspections and overhauls is capitalized and depreciated over the period until the next major inspection or overhaul. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.

Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset, and is recognized in operating income.

[1]  Derived from the necessity to bring an asset under construction to the location and condition necessary to be capable of operating in the manner and location intended.

[2]  The capitalization rate is based on the weighted average interest rate on all of the company’s outstanding third-party debt. Capitalization ceases when assets are substantially ready for their intended use.

Accounting Estimates and Judgments

Judgment involves determining:

•	which costs are directly attributable (e.g., labor, overhead) and when income or expenses derived from an asset under construction are recognized as part of the asset cost;

•	appropriate timing for cessation of cost capitalization[1], considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;

•	the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);

•	which repairs and maintenance constitute major inspections and overhauls; and

•	the appropriate life over which such costs should be amortized.

Certain mining and milling assets are depreciated using the units-of-production method based on the shorter of estimates of reserves or service lives. Pre-stripping costs are depreciated on a units-of-production basis over the ore mined from the mineable acreage stripped. Land is not depreciated. Other asset classes are depreciated on a straight-line basis.

The following estimated useful lives have been applied to the majority of property, plant and equipment assets as at December 31, 2017:

	Useful Life Range (years)	Weighted Average Useful Life (years) [3]

Land improvements	8 to 69	38
Buildings and improvements	9 to 60	38
Machinery and equipment [2]	3 to 60	25

Asset residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.

The company assesses its existing assets and their depreciable lives in connection with the review of mine and plant operating plans at the end of each reporting period. When it is determined that assigned asset lives do not reflect the expected remaining period of benefit, prospective changes are made to their depreciable lives. Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of the company’s mines, the mining methods used and the related costs incurred to develop and mine its reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods, particularly if reserve estimates are reduced.

[1]  Generally when the asset or asset under construction is substantially complete and in the location and condition necessary for it to be capable of operating in the manner intended by management.

[2]  Comprised primarily of plant equipment.

[3]  Weighted by carrying amount as at December 31, 2017.

Accounting policies, estimates and judgments related to impairment of long-lived assets are included within Note 31 on Page 121.

Supporting Information

	Land and Improvements	Buildings and Improvements	Machinery and Equipment	Mine Development Costs	Assets Under Construction	Total

Carrying amount – December 31, 2016	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318
Additions	–	–	9	88	528	625
Change in investment tax credits	–	–	7	–	–	7
Disposals	–	–	(2)	–	–	(2)
Transfers	63	71	521	(21)	(634)	–
Change in asset retirement costs	–	–	–	15	–	15
Depreciation	(19)	(83)	(487)	(98)	–	(687)
Impairment	(50)	(16)	(163)	(32)	(44)	(305)

Carrying amount – December 31, 2017	$ 612	$ 4,184	$ 6,744	$ 979	$ 452	$ 12,971

Balance as at December 31, 2017 comprised of:
Cost	$ 868	$ 4,837	$ 12,000	$ 1,985	$ 452	$ 20,142
Accumulated depreciation	(256)	(653)	(5,256)	(1,006)	–	(7,171)

Carrying amount	$ 612	$ 4,184	$ 6,744	$ 979	$ 452	$ 12,971

Carrying amount – December 31, 2015	$ 538	$ 3,636	$ 7,005	$ 571	$ 1,462	$ 13,212
Additions	–	2	9	65	744	820
Change in investment tax credits	–	–	(6)	–	5	(1)
Disposals	–	–	(1)	–	–	(1)
Transfers	102	639	391	469	(1,601)	–
Change in asset retirement costs	–	–	–	12	–	12
Depreciation	(22)	(65)	(500)	(90)	–	(677)
Impairment	–	–	(39)	–	(8)	(47)

Carrying amount – December 31, 2016	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318

Balance as at December 31, 2016 comprised of:
Cost	$ 807	$ 4,813	$ 11,574	$ 1,930	$ 602	$ 19,726
Accumulated depreciation	(189)	(601)	(4,715)	(903)	–	(6,408)

Carrying amount	$ 618	$ 4,212	$ 6,859	$ 1,027	$ 602	$ 13,318

Depreciation of property, plant and equipment was included in the following:

	2017	2016	2015

Cost of goods sold and selling and administrative expenses	$ 668	$ 671	$ 667
Cost of property, plant and equipment and inventory	19	6	13

	$ 687	$ 677	$ 680

During the fourth quarter of 2017, an indicator of impairment was identified in the White Springs and Feed Plants cash-generating unit (“CGU”), primarily as a result of reduced efficiency of conversion of rock to finished product, shifts in production mix and deteriorating price expectations. The White Springs and Feed Plants CGU, part of the phosphate segment reported in Note 3, had a recoverable amount of $96 at December 31, 2017 based on value in use. As a result, an impairment loss of $250 was recognized in phosphate cost of goods sold during the year ended December 31, 2017. The recoverable amount was calculated using an after-tax discount rate of 8 percent based on the estimated weighted average cost of capital of a listed entity with similar assets.

In 2017, phosphate property, plant and equipment at Aurora were impaired by $29 (carrying amount of $29) in the third quarter and $26 (carrying amount of $31) in the fourth quarter, related to a feed product the company will no longer produce and a mining method the company will no longer use, respectively. Recoverable amounts were based on fair value less costs to sell.

During the fourth quarter of 2016, an indicator of impairment was determined to exist in the Geismar phosphate CGU, as a result of sustained losses in a contract. The Geismar phosphate CGU, part of the phosphate segment reported in Note 3, had a recoverable amount of $NIL at December 31, 2016 based on value in use. As a result, an impairment loss of $20 was recognized in phosphate cost of goods sold during the year ended December 31, 2016.

During the first quarter of 2016, property, plant and equipment in the phosphate segment with a carrying amount of $27 was determined to have a recoverable amount of $NIL related to a product that the company will no longer produce. An impairment loss of $27 was recognized in phosphate cost of goods sold during the year ended December 31, 2016.

There were no impairments recorded in 2015.

Operating accounts payable incurred for additions to property, plant and equipment do not result in a cash outflow. When paid, the liabilities are reflected as a cash outflow within investing activities. The applicable net change in accounts payable that was reclassified (to) from investing activities (from) to operating activities on the consolidated statements of cash flow in 2017 was $(22) (2016 –$(68), 2015 – $19).

As at December 31, 2017, the carrying amount of idled assets (including Picadilly, New Brunswick, Cory and Lanigan, Saskatchewan potash assets, and Aurora, North Carolina phosphate assets) was $2,267 (2016 – $2,142, 2015 – $2,015).